Discontinued operations (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued operations [Abstract]
Revenues	$ 1,802,831	$ 2,377,254	$ 3,544,070	$ 2,078,915	$ 6,893,731
Costs and expenses	6,966,251	4,814,268	8,435,397	2,966,596	7,413,477
Loss from discontinued operations	(5,163,420)	(2,437,014)	(4,891,327)	(887,681)	(519,746)
Loss from impairment charge			(5,133,552)		(304,858)
Net loss from discontinued operations	$ (5,163,420)	$ (2,437,014)	$ (10,024,879)	$ (887,681)	$ (824,604)